Jul-09-02 01:01pm From-NEW YORK STOCK EXCHANGE +2126565893 T-036 P.004/004 F-488

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cent M/S

NYSE

[redacted]

02044123

1-31381

RECD S.E.C.
JUL 0 9 2002
1086

July 9, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, R&G,Financial Corporation, Class B Common Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 9, 2002. Tentative listing date – July 12, 2002.

Sincerely,

Paras Madho

PROCESSED
JUL 1 6 2002
THOMSON
FINANCIAL